Investment in Films and Television Programs - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Investments [Line Items]
Operating Cycle	18 years 2 months 12 days
Film, monetized in film group, amortization expense			$ 10.0	$ 10.0	$ 171.4
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Investments [Line Items]
Unamortized Film and Television Libraries Cost	$ 233.5	$ 132.8	132.8	149.9
Operating Cycle	13 years
Film, monetized in film group, amortization expense	$ 948.1	$ 1,295.6	$ 1,649.3	$ 1,497.5	$ 746.0